RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Schedule Of Amount Due From Related Parties [Table Text Block]
Due from related parties

	June 30,
	2012	2013

China Techenergy	$14,850,375	$23,391,167
Shenhua Information	1,183,660	2,157,094
Hollysys Machine	297,622	352,119
Electric Motor	-	462
Zhejiang Sanxin	-	10,304
Hollysys Equipment	4,901	-
Ruixing	-	199,045
Swee Yong Chim	-	200,631
Yoon Fah Chim	-	200,632

	$16,336,558	$26,511,454

Schedule Of Amount Due To Related Parties [Table Text Block]
Due to related parties

	June 30,
	2012	2013

Shenhua Information	$1,544,464	$1,351,199
China Techenergy	401,719	691,360
Electric Motor	16,224	27,393
Hollysys Equipment	1,821	-
Hollysys Machine	45	10,915
New Huake	2	2

	$1,964,275	$2,080,869

Schedule of Related Party Transactions [Table Text Block]
Transactions with related parties

Purchases of goods and services from:

	Year ended June 30,
	2011	2012	2013

Electric Motor	$34,085	$31,729	$68,336
Shenhua Information	2,151,391	41,045	364,537
Hollysys Machine	-	-	972,508
New Huake	879,111	-	69,768

	$3,064,587	$72,774	$1,475,149

Purchase of building from:

	Year ended June 30,
	2011	2012	2013

Shenhua Information	$3,608,675	$-	$-

Sales of goods and integrated solutions to:

	Year ended June 30,
	2011	2012	2013

China Techenergy	$3,557,125	$3,657,215	$17,059,714
Shenhua Information	727,460	1,411,274	1,936,273
Hollysys Machine	-	296,523	557,243
Electric Motor	13,478	1,775	3,893

	$4,298,063	$5,366,787	$19,557,123

Operating lease income from:

	Year ended June 30,
	2011	2012	2013

Hollysys Machine	$-	$45,475	$65,926